Schedule of Disaggregation of Revenue (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2025	Jun. 30, 2024
Product Information [Line Items]
Revenue	$ 2,211,029		$ 2,972,056		$ 482,285
Foodservice Packaging [Member]
Product Information [Line Items]
Revenue			$ 734,826		$ 466,633
Foodservice Packaging [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
% of Revenues			24.72%	0.00%	96.75%	0.00%
Robotics Service [Member]
Product Information [Line Items]
Revenue			$ 67,118		$ 15,652
Robotics Service [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
% of Revenues			2.26%	0.00%	3.25%	0.00%
Hotels [Member]
Product Information [Line Items]
Revenue			$ 2,170,112
Hotels [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
% of Revenues			73.02%	0.00%
Total Revenue [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
% of Revenues			100.00%	0.00%	100.00%	0.00%